REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2024	2023	2022
Spot Charter Revenues	273,633	346,409	296,810
Time Charter Revenues	76,109	45,278	42,530
Total Voyage Revenues	349,742	391,687	339,340

Future Minimum Revenues
The future minimum revenues as at December 31, 2024, related to time charter agreements are as follows:

All figures in USD ‘000	Amount
2025	68,887
2026	47,747
2027	32,935
2028	20,763
2029 and thereafter	12,167
Total Future Minimum Revenues	182,499